Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Intangible assets subject to amortization:
Net carrying amount	¥ 990,633	¥ 1,011,235
Intangible assets not subject to amortization:
Total intangible assets, Net carrying amount	999,755	1,020,359
Other [Member]
Intangible assets not subject to amortization:
Net carrying amount	9,122	9,124
Software [Member]
Intangible assets subject to amortization:
Net carrying amount	713,438	711,190
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Net carrying amount	46,948	50,100
Customer Relationships [Member]
Intangible assets subject to amortization:
Net carrying amount	171,363	191,992
Trade Names [Member]
Intangible assets subject to amortization:
Net carrying amount	47,932	49,814
Other [Member]
Intangible assets subject to amortization:
Net carrying amount	¥ 10,952	¥ 8,139